Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
License revenue	$ 36	$ 18,036	$ 41
Type of Revenue [Extensible List]	us-gaap:LicenseMember	us-gaap:LicenseMember	us-gaap:LicenseMember
Operating expenses:
Research and development	$ 45,299	$ 51,080	$ 29,113
General and administrative	16,248	12,809	8,556
Total operating expenses	61,547	63,889	37,669
Loss from operations	(61,511)	(45,853)	(37,628)
Other income (expense), net:
Interest income	1,564	1,534	595
Interest expense	(3,820)	(2,930)	(1,932)
Loss on disposal of assets	(1,187)	(7)
Gain on lease modification	1,439
Change in fair value of preferred stock warrants			37
Loss before income taxes	(63,515)	(47,256)	(38,928)
Income tax expense	1	1,699	1
Net loss	(63,516)	(48,955)	(38,929)
Other comprehensive income (loss):
Net unrealized gain (loss) on investments	33	11	(34)
Comprehensive loss	$ (63,483)	$ (48,944)	$ (38,963)
Net loss per common share, basic and diluted	$ (2.69)	$ (2.44)	$ (2.66)
Weighted-average number of common shares outstanding, basic and diluted	23,630,422	20,059,541	14,607,609